Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 9 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Software	$571,541	$543,137
Technology	4,183,158	4,306,095
Total intangible assets	4,754,699	4,849,232
Less: accumulated amortization	(3,871,871)	(3,053,998)
Intangible assets, net	$882,828	$1,795,234

Amortization expense was $907,490, $934,457 and $971,453 for the years ended December 31, 2023, 2022 and 2021, respectively.

Amortization expense for the next four years are as follows：

Amortization expense
2024	$732,137
2025	65,132
2026	41,995
2027	43,564
TOTAL	882,828